Intangible Assets, Net (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Intangible Assets, Net [Abstract]
Amortization expenses	$ 192,365		$ 577,039